Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Right of use assets	$ 7,838	$ 8,774	$ 10,672
Net Investment in sales type lease	2,220	2,712
Non-current contract assets			5,117
Non-current prepaid expenses and other assets	1,383	2,027	1,993
Total Other assets	$ 11,441	$ 13,513	$ 17,782